Share-based payments	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments
20.
Share-based payment (For the year ended December 31, 2024: None)
a)
For the year ended December 31, 2025, the Company’s share-based payment arrangements was as follows:

Type of arrangement	Grant date	Quantity granted (in thousand shares)	Contract period	Vesting conditions
Treasury shares transferred to employees	2025/11/11	4,565	—	Vested immediately

Please refer to Note 21 e) for the approval of transfer treasury shares to employees. The transferred shares were vested immediately upon subscription with no other conditions, and the exercise price was based on the average repurchase price of the treasury shares.

b)
Details of the share-based payment arrangements is as follows:

2025
	Number of options	Weighted-average exercise price
	In thousand shares	NT$
Options outstanding at January 1	—	—
Options granted	4,565	28.22
Options exercised	(4,565)	28.22
Options outstanding at December 31	—	—
Options exercisable at December 31	—	—
c)
Details of the Company’s share-based payment transactions granted at the grant date is as follows:

Type of arrangement	Grant date	Share price	Exercise price	Fair value per unit
		NT$	NT$	NT$
Treasury shares transferred to employees	2025/11/11	36.40	28.22	8.18
d)
For the year ended December 31, 2025, compensation costs for employees of the Company due to the transfer of treasury shares amounted to NT$37,342 thousand.